Note 3 - Selling, general and administrative expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 3 - Selling, general and administrative expenses
Services and fees	$ 163,723	$ 148,331	$ 115,303
Labor cost	652,820	518,500	426,414
Depreciation of property, plant and equipment	21,517	21,883	22,924
Amortization of intangible assets	40,761	59,018	63,874
Depreciation of right-of-use assets	19,925	15,975	15,525
Freights and other selling expenses	696,705	641,812	415,895
Provisions for contingencies	38,899	20,606	24,998
Allowances for doubtful accounts	3,590	(223)	(4,297)
Taxes	170,484	121,410	78,800
Other	110,883	87,263	47,133
Total selling, general and administrative expense	$ 1,919,307	$ 1,634,575	$ 1,206,569